Indebtedness	12 Months Ended
Dec. 31, 2020
Indebtedness [Abstract]
INDEBTEDNESS
15.	INDEBTEDNESS

Debt consisted of the following as of (in thousands):

	December 31, 2020	December 31, 2019

Revolving credit facility	$22	$10,054
Notes payable	2,101	3,272
Notes payable to related parties (Note 18)	66	800
Total debt	2,189	14,126
Less current debt	(199)	(11,021)

Total	$1,990	$3,105

Revolving credit facility

The Company is party to a revolving line of credit agreement, which has been amended from time to time, pursuant to which a credit facility has been extended to the Company until May 25, 2021 (the “Credit Facility”). The Credit Facility provides the Company with up to $25.00 million in revolving credit. Under the Credit Facility, the Company may borrow up to (a) 90% of the net amount of eligible accounts receivable; plus, (b) the lower of: (i) sum of: (1) 50% of the net amount of eligible inventory; plus (2) 45% of the net amount of eligible in-transit inventory; (ii) $10.00 million; or (iii) 50% of the aggregate amount of revolving loans outstanding, minus (c) the sum of all reserves. Under the Credit Facility: (i) the Company’s fixed charge coverage ratio may not be less than 1.10:1.00, and (ii) the Company may make dividends or distributions in shares of stock of the same class and also distributions for the payment of taxes. As of December 31, 2020, and 2019, the Company was in compliance with all terms and conditions of its Credit Facility.

The revolving line of credit bears interest at the sum of (i) the greater of (a) the daily Prime Rate, or (b) LIBOR plus 2%; and (ii) 1%.

The revolving line of credit has an arrangement associated with it wherein all collections from collateralized receivables are deposited into a collection account and applied to the outstanding balance of the line of credit on a daily basis. The funds in the collection account are earmarked for payment towards the outstanding line of credit and given the Company’s obligation to pay off the outstanding balance on a daily basis, the balance is classified as a current liability on the Company’s consolidated balance sheets as of December 31, 2020 and 2019.

Capital expenditure loan, term loan, and notes payable

The Credit Facility includes a capital expenditure loan (“Capex Loan”) in the amount of up to $0.50 million that functions to reimburse the Company for certain qualified expenses related to the Company’s purchase of capital equipment. All borrowings against this loan are payable on a straight-line basis over 5 years and accrue interest at the greater of (a) the daily Prime Rate or (b) the daily LIBOR Rate plus 4%. The loan was paid off in full with the proceeds from the Transaction. The balance on the Capex Loan was $0 and $0.38 million as of December 31, 2020 and 2019, respectively, of which $0 and $0.10 million is classified as current as of December 31, 2020 and 2019, respectively.

In September 2018, the Company amended the Credit Facility to include a term loan in the amount of $1.00 million (the “Term Loan”). The Term Loan accrues interest at the sum of the (i) the greater of (a) the daily Prime Rate, or (b) LIBOR plus 2%; and (ii) 1.5% and has a maturity date of May 25, 2021. The Credit Facility is secured by substantially all of the Company’s assets. The balance on the Term Loan was $0 million and $0.56 million as of December 31, 2020 and 2019, respectively.

In April 2019, Ittella Italy entered into a promissory note with a financial institution in the amount of 0.40 million Euros. The note accrues interest at 2.5% and has a maturity date of April 15, 2021, when the full principal and interest are due. The balance on the promissory note was $0.08 million and $0.30 million as of December 31, 2020 and 2019, respectively.

On June 19, 2015, Ittella Properties, LLC, a variable interest entity (“VIE”) (See Note 20), executed a promissory note with a financial institution in the amount of $1.30 million (the “CB Loan”). The CB Loan accrues interest at an initial rate of 4.99% and is variable on an annual basis in accordance with the United States Treasury Note Index Rate plus 2.66% and subject to a minimum rate of 4.65%. The CB Loan had a maturity date of July 1, 2040 and was collateralized by the Alondra Building (Note 20) and was guaranteed by Ittella International. The loan was paid off in full through a refinancing on January 6, 2020. The outstanding balance on the CB Loan was $0 and $1.16 million as of December 31, 2020 and 2019, respectively.

On August 12, 2015, Ittella Properties, LLC, the VIE, executed a note payable with a financial institution in the amount of $1.06 million (the “CDC Loan”). The CDC Loan accrued interest at 2.88% and had a maturity date of August 1, 2035. The CDC Loan was secured by the Alondra Building (Note 20) and was guaranteed by Ittella International. The loan was paid off in full through a refinancing on January 6, 2020. The outstanding balance on the CDC Loan was $0 and $0.87 million as of December 31, 2020 and 2019, respectively.

On January 6, 2020, Ittella Properties, LLC, the VIE, refinanced all of its existing debt with a financial institution in the amount of $2.10 million (the “Note”). The Note accrues interest at 3.60% and has a maturity date of January 31, 2035. Financial covenants of the Note include a minimum fixed charge coverage ratio of 1.20 to 1.00. As of December 31, 2020, the Company was in compliance with all terms and conditions of the Note. The outstanding balance on the Note was $2.02 million and $0 as of December 31, 2020 and 2019, respectively.

Future minimum principal payments due on the notes payable, including notes payable to related parties, for periods subsequent to December 31, 2020 are as follows (in thousands):

Year ended December 31,
2021	199
2022	198
2023	119
2024	123
2025	128
Thereafter	1,422

Total	$2,189